Allowance for Probable Loan Losses (Impairment By Loan Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	$ 63,204	$ 48,405
Loans Individually Evaluated for Impairment, Allowance	434	961
Loans Collectively Evaluated for Impairment, Recorded Investment	6,284,968	5,916,283
Loans Collectively Evaluated for Impairment, Allowance	67,253	63,700
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	17,947	22,412
Loans Individually Evaluated for Impairment, Allowance	300
Loans Collectively Evaluated for Impairment, Recorded Investment	1,068,520	887,255
Loans Collectively Evaluated for Impairment, Allowance	27,605	25,649
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	2,455	4,776
Loans Individually Evaluated for Impairment, Allowance	116	371
Loans Collectively Evaluated for Impairment, Recorded Investment	1,681,095	1,712,099
Loans Collectively Evaluated for Impairment, Allowance	11,559	13,518
Commercial Real Estate: Farmland & Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	33,123	10,810
Loans Individually Evaluated for Impairment, Allowance	18	546
Loans Collectively Evaluated for Impairment, Recorded Investment	2,010,162	1,932,260
Loans Collectively Evaluated for Impairment, Allowance	16,645	16,185
Commercial Real Estate: Multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	476	552
Loans Collectively Evaluated for Impairment, Recorded Investment	192,440	139,914
Loans Collectively Evaluated for Impairment, Allowance	1,109	806
Residential First Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	6,852	6,836
Loans Individually Evaluated for Impairment, Allowance		44
Loans Collectively Evaluated for Impairment, Recorded Investment	425,925	415,068
Loans Collectively Evaluated for Impairment, Allowance	2,950	2,411
Residential Junior Lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	723	978
Loans Collectively Evaluated for Impairment, Recorded Investment	700,025	609,340
Loans Collectively Evaluated for Impairment, Allowance	6,103	3,716
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	1,281	1,295
Loans Collectively Evaluated for Impairment, Recorded Investment	48,262	53,873
Loans Collectively Evaluated for Impairment, Allowance	440	531
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans Individually Evaluated for Impairment, Recorded Investment	347	746
Loans Collectively Evaluated for Impairment, Recorded Investment	158,539	166,474
Loans Collectively Evaluated for Impairment, Allowance	$ 842	$ 884